INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2012
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATES

13.	INVESTMENTS IN AFFILIATES

At December 31, 2012, the Company has the following participation in investments that are recorded using the equity method:

	2012	2011
Golar Partners (1) (3)	29.9%	—
Bluewater Gandria NV ("Bluewater Gandria") (2)	—	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

(1) Golar Partners and its subsidiaries were included in the Company's consolidated financial statements for all periods until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and the Company's interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).

(2) In January 2012, Bluewater Gandria became a wholly-owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 6).

(3) The Company held a 54.1% ownership in Golar Partners as of December 31, 2012. However the 29.9% interest refers to the Company's interests in the subordinated units which are subject to the equity method accounting.

The carrying amounts of the Company's investments in its equity method investments as at December 31, 2012 and 2011 are as follows:

(in thousands of $)	2012	2011

Golar Partners	362,064	—
Bluewater Gandria	—	17,143
ECGS	5,592	5,294
Golar Wilhelmsen	—	92
Equity in net assets of affiliates	367,656	22,529

The components of equity in net assets of non-consolidated affiliates are as follows:

(in thousands of $)	2012	2011
Cost	374,729	28,868
Dividend	(125)	—
Equity in net earnings of other affiliates	(6,948)	(6,339)
Equity in net assets of affiliates	367,656	22,529

Quoted market prices for ECGS and Golar Wilhelmsen are not available because these companies are not publicly traded. We hold various interests in Golar Partners (common units, subordinated units, general partner units and IDRs), however as discussed in detail in note 5, only the Company's interests on subordinated units have been accounted for under the equity method which are not listed but were fair valued at the deconsolidation date of December 13, 2012.

Golar Partners

Golar Partners is an owner and operator of FSRUs and LNG carriers under long-term charters. As of December 31, 2012, it had a fleet of seven vessels managed by the Company.

In April 2011, the Company completed the IPO of Golar Partners and listed it on the Nasdaq Stock Exchange.

During the period from the IPO in April 2011 until the time of Golar Partner's first AGM on December 13, 2012, Golar retained the sole power to appoint, remove and replace all members of Golar Partners' board of directors. From the first AGM, the majority of the board members became electable by the common unitholders and, accordingly, from this date Golar no longer retains the power to control the board of directors. As a result, from December 13, 2012, Golar Partners has been considered as an affiliate entity and not as a controlled subsidiary of the Company (see note 5).

As of December 31, 2012, the carrying amount of the investment in Golar Partners (subordinated units) accounted for under the equity method was $362.1 million. Refer to note 5 for details of deconsolidation including determining the fair value of the investment in Golar Partners and the treatment of the basis difference.

Bluewater Gandria

In July 2008, the Company acquired a 50% interest in the voting rights of Bluewater Gandria for an initial equity sum of $22.0 million.  Bluewater Gandria is an incorporated unlisted company, which owns an LNG carrier, the Golar Gandria, which was initially formed for the purposes of pursuing opportunities to develop offshore LNG FSRU projects.  Bluewater Gandria was jointly owned and operated together with a third party.  Accordingly, the Company adopted the equity method of accounting for its 50% investment in Bluewater Gandria, as it considered it had joint significant influence until January 2012 when Bluewater Gandria became a wholly-owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 6).

On January 18, 2012, the Company acquired the remaining 50% equity interest for $19.5 million in its joint venture, Bluewater Gandria. At that point, Golar obtained control of Bluewater Gandria, and consequently, concluded that a business combination had occurred and consolidated Bluewater Gandria from that date onwards.

ECGS

In December 2005, the Company entered into an agreement with The Egyptian Natural Gas Holding Company, or EGAS, and HK Petroleum Services to establish a jointly owned company ECGS, to develop hydrocarbon businesses in Egypt and in particular LNG related businesses.  In March 2006, the Company acquired 0.5 million common shares in ECGS at a subscription price of $1 per share.  This represents a 50% interest in the voting rights of ECGS. ECGS is an incorporated unlisted company, which has been set up to develop hydrocarbon business and in particular LNG related business in Egypt. ECGS is jointly owned and operated together with other third parties.  Therefore the Company has adopted the equity method of accounting for its 50% investment in ECGS, as it considers it has joint significant influence.  In December 2011, ECGS called up its remaining share capital amounting to $7.5 million.  Of this, the Company paid $3.75 million to maintain its 50% equity interest.

Dividends received for each of the years ended December 31, 2012 and 2011 were $0.1 million and $nil, respectively.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name "Golar Wilhelmsen Management AS" or Golar Wilhelmsen. The purpose is to build an organization specialized in the technical management of gas carriers. The company's focus shall be LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which will initially include Golar's fleet of vessels and eventually vessels from third parties. WSM has for some time served as the technical manager for the Company's vessels. In September 2010, the Company entered into new ship management agreements with Golar Wilhelmsen for its fleet, cancelling its previous arrangements.

Both the Company and WSM have joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, the Company has adopted the equity method of accounting for its interest in Golar Wilhelmsen as it considers it has joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM.

Summarized financial information of the affiliated undertakings shown on a 100% basis are as follows:

(in thousands of $)	December 31, 2012
	Golar Wilhelmsen	ECGS	Golar Partners
Balance Sheet
Current assets	7,690	31,853	107,370
Non-current assets	—	1,368	1,403,604
Current liabilities	7,667	20,859	169,717
Non-current liabilities	—	1,183	1,099,713
Non-controlling interest	—	—	71,858

Statement of Operations
Revenue	4,245	61,769	286,630
Net (loss) income	(494)	849	127,141